Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties:
Revenue	$ 37,237,431	$ 31,332,787	$ 25,821,644
Technical assistance	(400,912)	(400,838)	(715,462)
Leasing	(6,717)	(6,206)
Autobuses de Oriente, S. A. de C. V. (Stockholder)
Related parties:
Revenue	18,998	19,352	20,162
Autobuses Golfo Pacfico, S. A. de C. V. (Stockholder)
Related parties:
Revenue	10,249	9,515	8,306
Coordinados de Mxico de Oriente, S. A. de C. V. (Stockholder)
Related parties:
Revenue	6	60	202
Related parties
Related parties:
Leasing	$ (6,717)	$ (6,206)	$ (5,773)